Earnings Per Share (EPS) - Schedule of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Number of weighted ordinary shares in circulation (on average)	44,690,009	43,695,794	38,076,087
Net loss for the year	€ (7,358)	€ (8,878)	€ (16,102)
Basic/diluted earnings per share	€ (0.16)	€ (0.20)	€ (0.42)